Note R - Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2016
	Banking	Consumer Finance	Total Company
Net interest income	$33,019	$3,307	$36,326
Provision expense	2,665	161	2,826
Noninterest income	7,589	650	8,239
Noninterest expense	30,257	2,642	32,899
Tax expense	1,530	390	1,920
Net income	6,156	764	6,920
Assets	941,907	12,733	954,640
	Year Ended December 31, 2015
	Banking	Consumer Finance	Total Company
Net interest income	$30,175	$3,320	$33,495
Provision expense	1,055	35	1,090
Noninterest income	7,880	717	8,597
Noninterest expense	26,983	2,636	29,619
Tax expense	2,347	462	2,809
Net income	7,670	904	8,574
Assets	782,715	13,570	796,285
	Year Ended December 31, 2014
	Banking	Consumer Finance	Total Company
Net interest income	$30,172	$3,308	$33,480
Provision expense	2,645	142	2,787
Noninterest income	8,897	896	9,793
Noninterest expense	26,806	2,487	29,293
Tax expense	2,587	533	3,120
Net income	7,031	1,042	8,073
Assets	764,510	14,158	778,668